Prepayments and Other Assets, net (Tables)	12 Months Ended
Dec. 31, 2024
Prepayments and Other Assets, net
Summary of current and non-current portions of prepayments and other assets

	As of December 31,
	2023	2024
	US$	US$
Advance to suppliers	5,587	7,251
VAT recoverable (1)	1,275	4,125
Loans receivable	—	1,500
Interest receivable	1,927	1,103
Receivables from third party payment platforms	597	939
Rental deposits	532	334
Prepayment for share repurchase	315	—
Others	854	962
Less: allowance for credit losses	(34)	(35)
Total prepayments and other current assets, net	11,053	16,179

Rental deposits	889	687
Less: allowance for credit losses	(12)	(9)
Total other non-current assets, net	877	678
(1)	VAT recoverable represented the balances that the Group can utilize to deduct its VAT liabilities within the next 12 months.